Expense Example - FidelityGlobalCreditFund-RetailPRO - FidelityGlobalCreditFund-RetailPRO - Fidelity Global Credit Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628